CONSOLIDATED STATEMENTS OF COMPREHESIVE INCOME (LOSS) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED STATEMENTS OF COMPREHESIVE INCOME (LOSS)
Net income	$ 6,117	37,954	39,550	75,636
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	20	127	(810)	(62)
Comprehensive income	$ 6,137	38,081	38,740	75,574